LEASES - (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating lease sub leases | item	2	2
Operating lease right of use asset		$ 124	$ 196
Finance lease right of use asset	$ 877	608	466
Total right of use asset	877	732	662
Accumulated amortization of finance lease assets	$ 1,800	$ 1,300	$ 1,000
Minimum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	6.50%	6.50%
Maximum
Lessee, Lease, Description [Line Items]
Rate of interest for finance lease	12.20%	2.20%